Goodwill and Other Intangible Assets - Goodwill and intangible assets (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 9,260	$ 14,331
Finite intangible assets, Accumulated Amortization	(1,864)	(803)
Finite intangible assets, Net	10,113
Indefinite intangible assets	4,710	4,710
Goodwill and intangible assets, Gross Amount	25,947	31,575
Goodwill and intangible assets, Net	$ 24,083	$ 30,772	$ 23,477
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, Useful Life	15 years	15 years
Finite intangible assets, Gross Amount	$ 9,186	$ 9,743
Finite intangible assets, Accumulated Amortization	(1,021)	(447)
Finite intangible assets, Net	$ 8,165	$ 9,296
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, Useful Life	10 years	10 years
Finite intangible assets, Gross Amount	$ 2,355	$ 2,355
Finite intangible assets, Accumulated Amortization	(407)	(134)
Finite intangible assets, Net	$ 1,948	$ 2,211
Employment agreement
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, Useful Life	2 years	2 years
Finite intangible assets, Gross Amount	$ 436	$ 436
Finite intangible assets, Accumulated Amortization	$ (436)	(222)
Finite intangible assets, Net		$ 224